Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) [Line Items]
Ordinary shares subject to possible redemption	3,646,607	3,646,607	4,600,000
Federal depository insurance coverage (in Dollars)	$ 250,000	$ 250,000
Common Stock [Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary shares subject to possible redemption		3,646,607
IPO [Member]
Significant Accounting Policies (Details) [Line Items]
Aggregate shares	2,412,500	2,412,500